UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
		April 30, 2005

Principal			Optional Call		Market
Amount (000)		Description(1)	Provisions*	Ratings**	Value

		Consumer Staples - 1.5% (1.0% of Total Investments)
$940		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 947,642
		2002, 5.375%, 5/15/33

		Education and Civic Organizations - 13.6% (9.5% of Total Investments)
1,000		Arizona State University, Certificates of Participation, Series 2002, 5.375%, 7/01/19 - MBIA	7/12 at 100.00	AAA	1,100,320
		Insured
2,455		Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 - AMBAC Insured	7/15 at 100.00	AAA	2,657,317
1,000		Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	1,053,410
1,250		Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series	5/11 at 101.00	A-	1,345,138
		2001A, 5.875%, 5/15/31
1,050		Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%, 6/01/34 - FGIC Insured	6/12 at 100.00	AAA	1,090,887
1,500		Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,568,985
		Foundation Project, Series 2003, 5.000%, 7/01/34 - AMBAC Insured

		Healthcare - 19.5% (13.5% of Total Investments)
2,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	11/09 at 100.00	Ba2	2,022,400
		Series 1999A, 6.125%, 11/15/22
1,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,	12/10 at 102.00	BBB	1,119,710
		Series 2000, 7.000%, 12/01/25
800		Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A-	893,176
		1999A, 6.625%, 7/01/20
2,150		Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic	7/14 at 100.00	A-	2,265,993
		Healthcare West, Series 2004A, 5.375%, 7/01/23
3,000		Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,286,770
		1999A, 5.750%, 1/01/25 - MBIA Insured
515		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	AA	588,928
		Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A, 6.375%,
		11/15/15
1,500		Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,611,210
		Healthcare, Series 2001, 5.800%, 12/01/31
1,055		Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	812,002
		Hospital, Series 1998, 5.500%, 6/01/22

		Housing/Multifamily - 6.9% (4.8% of Total Investments)
400		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	422,592
		Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)
530		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	535,539
		Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
3,215		Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian	7/10 at 101.00	AA	3,474,322
		Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured

		Housing/Single Family - 0.1% (0.0% of Total Investments)
35		Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue Bonds,	5/05 at 100.00	AAA	35,755
		Series 1995, 6.150%, 6/01/08 (Alternative Minimum Tax) (Pre-refunded to 5/13/05)

		Industrials - 2.1% (1.5% of Total Investments)
1,345		Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	1,360,373
		Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
		3/01/08)

		Long-Term Care - 0.6% (0.4% of Total Investments)
345		Mohave County Industrial Development Authority, Arizona, GNMA Collateralized Healthcare Revenue	5/06 at 103.00	AAA	361,871
		Refunding Bonds, Chris Ridge and Silver Village Projects, Series 1996, 6.375%, 11/01/31

		Tax Obligation/General - 6.2% (4.3% of Total Investments)
1,525		Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	1,640,442
		2004A, 5.000%, 7/01/21 - FSA Insured
500		Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/19 - FGIC	No Opt. Call	AAA	589,740
		Insured
330		Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	A-	354,767
1,340		Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured	No Opt. Call	AAA	1,455,093

		Tax Obligation/Limited - 51.0% (35.5% of Total Investments)
1,985		Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/21	7/13 at 100.00	AAA	2,146,103
2,000		Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/18 -	7/14 at 100.00	AAA	2,292,860
		AMBAC Insured
2,000		Arizona State Transportation Board, Subordinate Highway Revenue Bonds, Series 2004B, 5.000%,	7/14 at 100.00	AA	2,145,040
		7/01/22
		Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,
		Series 2003A:
3,000		5.375%, 7/01/20 - MBIA Insured	7/13 at 100.00	Aaa	3,324,660
1,000		5.375%, 7/01/21 - MBIA Insured	7/13 at 100.00	Aaa	1,108,220
		Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993:
815		6.100%, 1/01/08	7/05 at 101.00	Baa2	827,421
875		6.100%, 1/01/09	7/05 at 101.00	Baa2	887,950
524		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	579,968
		Bonds, Series 2001A, 7.875%, 7/01/25
575		Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 -	7/13 at 100.00	AAA	601,646
		AMBAC Insured
3,400		Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/18 -	6/12 at 100.00	Aaa	3,746,562
		AMBAC Insured
		Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds, Capitol
		Mall LLC Project, Series 2000:
1,000		5.375%, 9/15/22 - AMBAC Insured	9/10 at 100.00	AAA	1,085,530
2,000		5.500%, 9/15/27 - AMBAC Insured	9/10 at 100.00	AAA	2,174,020
2,150		Phoenix Civic Plaza Building Corporation, Arizona, Senior Lien Excise Tax Revenue Bonds, Series	7/05 at 101.00	AAA	2,183,347
		1994, 6.000%, 7/01/14
2,000		Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise Tax Revenue Bonds, Series	7/13 at 100.00	AAA	2,152,580
		2003A, 5.000%, 7/01/21 - MBIA Insured
1,200		Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series	1/13 at 100.00	AAA	1,252,332
		2003, 5.000%, 1/01/27 - FGIC Insured
1,000		Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-	1,052,920
		Series 2002D, 5.125%, 7/01/24
805		Scottsdale Preserve Authority, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.000%, 7/01/16 -	No Opt. Call	AAA	887,223
		FGIC Insured
1,350		Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	1,483,866
500		Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 - MBIA Insured	7/08 at 100.00	AAA	535,215
1,100		Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,	7/10 at 100.00	AAA	1,175,515
		7/01/18 - FGIC Insured
1,300		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	1,359,592
		10/01/33 - RAAI Insured

		U.S. Guaranteed *** - 11.3% (7.9% of Total Investments)
480		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	510,154
		5.750%, 7/01/20 (Pre-refunded to 7/01/10)
2,250		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	2,813,603
		Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured
2,000		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series	7/10 at 101.00	AAA	2,290,620
		2000, 6.000%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured
1,000		Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	A***	1,163,290
		7/01/27 (Pre-refunded to 7/01/10)
500		Surprise Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2000, 5.700%,	7/09 at 101.00	AAA	556,655
		7/01/20 (Pre-refunded to 7/01/09) - FGIC Insured

		Utilities - 10.5% (7.3% of Total Investments)
1,000		Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,123,340
		Hoover Project, Series 2001, 5.250%, 10/01/15
1,000		Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series	10/06 at 102.00	B-	1,020,720
		1996, 6.375%, 10/01/36 (Alternative Minimum Tax)
905		Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	7/05 at 101.50	AAA	947,354
		Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured
		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
		Refunding Bonds, Series 2002A:
2,000		5.125%, 1/01/27	1/12 at 101.00	AA	2,117,200
1,000		5.000%, 1/01/31	1/12 at 101.00	AA	1,045,610
530		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	568,637
		Bonds, Series 2002B, 5.000%, 1/01/22

		Water and Sewer - 20.5% (14.3% of Total Investments)
		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A:
1,825		5.000%, 10/01/19	10/14 at 100.00	AAA	1,982,717
1,815		5.000%, 10/01/22	10/14 at 100.00	AAA	1,952,577
1,005		Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series	7/14 at 100.00	AAA	1,060,134
		2004, 5.000%, 7/01/24 - XLCA Insured
3,500		Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%, 7/01/28 -	7/13 at 100.00	AAA	3,675,735
		AMBAC Insured
600		Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	642,438
		5.000%, 7/01/23 - MBIA Insured
875		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series	7/14 at 100.00	AAA	929,836
		2004, 5.000%, 7/01/24 - MBIA Insured
1,250		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds,	No Opt. Call	AAA	1,464,270
		Series 2001, 5.500%, 7/01/21 - FGIC Insured
1,500		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,570,260
		2002, 5.000%, 7/01/26 - FGIC Insured

$86,394		Total Long-Term Investments (cost $88,230,052) - 143.8%			93,032,102

		Other Assets Less Liabilities - 2.6%			1,655,020

		Preferred Shares, at Liquidation Value - (46.4)%			(30,000,000)

		Net Assets Applicable to Common Shares - 100%			$64,687,122

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest. Such securities are normally considered
		to be equivalent to AAA rated securities.
	N/R	Investment is not rated.
		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial
		statement and federal income tax purposes are primarily due to timing differences in recognizing income on
		taxable market discount securities and timing differences in recognizing certain gains and losses on
		security transactions.
		At April 30, 2005, the cost of investments was $88,212,568.
		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005,
		were as follows:

		Gross unrealized:
		Appreciation			$5,089,606
		Depreciation			(270,072)

		Net unrealized appreciation of investments			$4,819,534

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.